Self Administration Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Consideration Given to Acquire Membership Interest and Allocation of Purchase Price
Under the terms of the Self Administration Transaction, the following consideration was given in exchange for 100% of the membership interests in GRECO:

Amount
Fair value of EA-1 Operating Partnership units issued	$205,000
Fair value of earn-outs	29,380
Accrued liabilities:
Executive deferred compensation plan	7,795
Other liabilities	11,890

Total consideration	254,065
Less: accounts receivable from affiliates and other assets	(19,878)

Net consideration	$234,187

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
During the nine months ended September 30, 2019, the Company finalized the purchase price allocation for the Self Administration Transaction. The following table summarizes the finalized purchase price allocation:

Amount
Assets:
Accounts receivable from affiliates and other assets	$19,878
Management contract intangibles	4,239
Goodwill	229,948

Total assets acquired	254,065
Liabilities:
Earn-outs (due to affiliates)	29,380
Executive deferred compensation plan	7,795
Other liabilities	11,890

Total liabilities assumed	49,065

Net assets acquired	$205,000

Schedule of Pro Forma Information
The following condensed pro forma operating information is presented as if the Self Administration Transaction occurred in 2018 and had been included in operations as of January 1, 2018. The pro forma operating information excludes certain nonrecurring adjustments, such as acquisition fees and expenses incurred, to reflect the pro forma impact the acquisition would have on earnings on a continuous basis:

Year Ended December 31, 2018
Revenue	$336,359

Net income	$61,362

Net income attributable to noncontrolling interests	$9,309

Net income attributable to common stockholders (1)	$48,423

Net income attributable to common stockholders per share, basic and diluted	$0.29

(1)
Amount is net of net income (loss) attributable to noncontrolling interests, distributions to redeemable noncontrolling interests attributable to common stockholders and distributions to preferred shareholders.